Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset	$ 224,388	$ 213,415
Lease liability expense in connection with obligation repayment	21,389	32,362
Total operating lease costs	245,777	245,777
Operating cash outflows from operating lease (obligation payment)	251,403	246,538
Right-of-use asset obtained in exchange for new operating lease liability		735,197
Total operating lease costs	32,040,983	32,531,000
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset	30,160
Lease liability expense in connection with obligation repayment	6,212
Operating cash outflows from operating lease (obligation payment)	34,775
Right-of-use asset obtained in exchange for new operating lease liability	316,557
Total operating lease costs	$ 36,372